INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials	$ 21,564	$ 19,647
Work in process	62,269	36,627
Finished goods	4,040	8,530
Inventory, net, total	87,873	64,804
Aggregate inventory write-downs	$ 1,486	$ 2,445